Investments in Joint Ventures and Associates (Tables)	12 Months Ended
Dec. 31, 2018
Investments Schedule [Abstract]
Schedule of Permanent Investments in joint Ventures and Associates

The investments in joint ventures and associates as of December 31, 2018 and 2017, were as follows:

	Percentage	December 31,
	of investment	2018	2017
Deer Park Refining Limited	49.99%	Ps. 14,731,030	Ps. 14,405,542
Sierrita Gas Pipeline LLC	35.00%	1,068,995	1,084,169
Frontera Brownsville, LLC.	50.00%	472,898	471,085
Texas Frontera, LLC.	50.00%	228,564	239,782
CH 4 Energía, S. A.	50.00%	155,878	315,713
Administración Portuaria Integral de Dos Bocas, S. A. de C.V.	40.00%	118,478	64,328
PMV Minera, S. A. de C. V. (iii)	44.09%	—	45,133
Ductos el Peninsular, S. A. P. I. de C. V.	30.00%	17,244	18,336
Other-net	Various	48,458	63,276

		Ps. 16,841,545	Ps. 16,707,364

Schedule Profit Sharing in Joint Ventures and Associates

Profit (loss) sharing in joint ventures and associates:

	2018		2017		2016
Deer Park Refining Limited	Ps.	872,885	Ps.	920,409	Ps.	1,437,850
Sierrita Gas Pipeline LLC		124,209		129,401		105,825
Frontera Brownsville, LLC.		59,973		66,798		57,769
Texas Frontera, LLC.		55,316		51,412		50,710
CH4 Energía S.A. de C.V.		15,395		125,132		—
Administración Portuaria Integral de Dos Bocas, S.A. de C.V.		54,149		(75,195)		—
PMV Minera, S.A. de C.V. (iii)		6,863		6,253		—
Ductos el Peninsular, S. A. P. I. de C. V.		(1,092)		74		—
Petroquímica Mexicana de Vinilo, S. A. de C. V. (iii)		352,816		(1,223,640)		(190,468)
Ductos y Energéticos del Norte, S.A. de C.V.(i)		—		360,092		—
Gasoductos de Chihuahua, S. de R. L. de C. V. (ii)		—		—		638,126
Other, net		(13,502)		(296)		45,800

Profit sharing in joint ventures and associates, net	Ps.	1,527,012	Ps.	360,440	Ps.	2,135,845

i.

On November 16, 2017, PEMEX sold its 50% interest in Ductos y Energéticos del Norte, S. de R.L. de C. V., to Infraestructura Energética Nova, S.A.B. of C.V. for a total of U.S. $ 3,141,710, yielding a gain of Ps. 3,139,103.

ii.

On September 28, 2016, PEMEX completed the divestiture of its 50% ownership interest in the Gasoductos de Chihuahua S. de R.L. de C.V. joint venture with Infraestructura Energética Nova, S.A.B. de C.V. The stock was sold for Ps. 22,684,736, yielding a gain of Ps. 15,211,039.

iii.

On November 30, 2018, PEMEX received the payment for the sale of its total 44.09% interest in Petroquímica Mexicana de Vinilo, S.A. de C.V. and 44.09% interest in PMV Minera, S.A. de C.V. which were recorded as investments in joint ventures and associates. The sale price was Ps. 3,198,597 and Ps. 53,701, respectively, for a gain of Ps. 689,268 and Ps. 1,646, respectively.

Schedule of Condensed Financial Information of Major Investments Recognized Under the Equity Method

The following tables show condensed financial information of major investments recognized under the equity method during 2018 and 2017:

	Condensed statements of financial position
	Deer Park Refining Limited				Sierrita Gas Pipeline, LLC
	2018		2017		2018		2017
Total assets	Ps.	41,119,684	Ps.	41,075,547	Ps.	3,140,289	Ps.	3,518,036

Total liabilities	Ps.	11,654,678	Ps.	12,261,581	Ps.	86,014	Ps.	420,410
Total equity		29,465,006		28,813,966		3,054,275		3,097,626

Total liabilities and equity	Ps.	41,119,684	Ps.	41,075,547	Ps.	3,140,289	Ps.	3,518,036

	Condensed statements of comprehensive income
	Deer Park Refining Limited						Sierrita Gas Pipeline, LLC
	December 31,						December 31,
	2018		2017		2016		2018		2017		2016
Sales and other income	Ps.	17,519,219	Ps.	16,427,064	Ps.	16,750,155	Ps.	615,150	Ps.	840,414	Ps.	717,351
Costs and expenses		15,773,274		14,586,061		13,874,172		260,272		470,697		414,994

Net result	Ps.	1,745,945	Ps.	1,841,003	Ps.	2,875,983	Ps.	354,878	Ps.	369,717	Ps.	302,357